REVENUE (Details) - Construction and Professional Products and Home and Building Products Segments	12 Months Ended
Sep. 30, 2025
Minimum
Disaggregation of Revenue [Line Items]
Payment term	15 days
Maximum
Disaggregation of Revenue [Line Items]
Payment term	90 days